	LoCorr Market Trend Fund
	Consolidated Schedule of Investments
	March 31, 2022 (Unaudited)

		Maturity	Coupon	Principal
		Date	Rate	Amount	Value
	ASSET BACKED SECURITIES: 6.87%
	American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$382,195	$383,008
	AmeriCredit Automobile Receivables Trust
	Series 2021-3 A-3	08/18/2026	0.76%	1,000,000	966,793
	Series 2021-2 A3	12/18/2026	0.34%	930,000	905,820
	AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	324,688	308,178
	Angel Oak Mortgage Trust, 2020-5 A3 (a)(d)	05/25/2065	2.04%	32,841	32,306
	Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	595,000	567,652
	CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	328,423	329,611
	Carvana Auto Receivables Trust
	Series 2021-P2 A3	03/10/2026	0.49%	900,000	873,541
	Series 2021-P4 A-3	01/10/2027	1.31%	1,230,000	1,183,723
	CenterPoint Energy Residential Bond, 2009-1 A3	08/15/2023	4.24%	250,310	252,512
	Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	320,830	307,096
	DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	648,375	592,830
	Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	1.05%	800,000	779,881
	GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	1,050,000	1,017,583
	GM Financial Consumer Automobile Receivables Trust
	Series 2018-4 A3	10/16/2023	3.21%	172,885	173,227
	Series 2021-1 A3	10/16/2025	0.35%	750,000	735,470
	Series 2021-3 A3	06/16/2026	0.48%	1,000,000	964,320
	Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	454,867	444,807
	Honda Auto Receivables Owner Trust
	Series 2019-1 A3	03/20/2023	2.83%	81,741	81,944
	Series 2020-3 A3	10/18/2024	0.37%	1,400,000	1,382,400
	Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,150,000	1,129,564
	Invitation Homes Trust
	Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	1.14%	423,202	418,824
	Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.30%	424,761	423,299
	Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.44%	112,514	112,513
	Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.54%	675,966	673,076
	Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.28%	109,445	107,644
	MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	991,199	979,058
	PFS Financing Corp.
	Series 2020-F A (a)	08/15/2024	0.93%	700,000	697,548
	Series 2020-G A (a)	02/17/2026	0.97%	500,000	479,327
	Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	800,000	766,826
	Santander Drive Auto Receivables Trust
	Series 2021-4 A3	08/15/2025	0.51%	1,030,000	1,013,945
	Series 2022-1 A-3	11/17/2025	1.94%	2,000,000	1,976,474
	Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	1,022,438	926,873
	Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	1,090,000	1,057,886
	Tricon American Homes Trust
	Series 2017-SFR2 A (a)	01/18/2036	2.93%	95,081	94,393
	Series 2017-SFR2 B (a)	01/18/2036	3.28%	400,000	396,172
	Verizon Owner Trust
	Series 2019-B A1A	12/20/2023	2.33%	297,968	298,736
	Series 2020-A A1A	07/20/2024	1.85%	945,827	946,101
	Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	950,000	918,456
	VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	283,319	284,801
	TOTAL ASSET BACKED SECURITIES (Cost $26,671,839)				25,984,218

	CORPORATE BONDS: 18.97%
	Agriculture: 0.25%
	BAT Capital Corp.	08/15/2024	3.22%	240,000	240,117
	BAT International Finance PLC (b)	03/25/2026	1.67%	750,000	689,058
					929,175
	Auto Manufacturers: 0.51%
	Daimler Finance North America LLC (a)	03/01/2024	0.75%	250,000	240,057
	General Motors Financial Co, Inc.	10/15/2024	1.20%	265,000	251,799
	General Motors Financial Co., Inc.	06/20/2025	2.75%	695,000	675,828
	Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	425,000	411,084
	Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	375,000	346,119
					1,924,887
	Banks: 9.37%
	Banco Santander SA (b)	02/23/2023	3.13%	540,000	543,914
	Banco Santander SA (b)	03/24/2025	3.50%	400,000	400,761
	Banco Santander SA (b)	05/28/2025	2.75%	230,000	224,389
	Bank of America Corp.	01/11/2023	3.30%	540,000	546,010
	Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	870,000	841,698
	Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	3,005,000	2,882,317
	Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,130,000	1,060,287
	Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	875,000	807,865
	Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	625,000	600,420
	BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	750,000	732,968
	Canadian Imperial Bank (b)	04/07/2027	3.45%	520,000	519,536
	Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	460,000	466,082
	Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	1,020,000	985,982
	Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	1,055,000	1,006,484
	Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	550,000	523,594
	Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	370,000	340,363
	Credit Suisse AG (b)	05/05/2023	1.00%	715,000	704,450
	Credit Suisse AG (b)	08/09/2023	0.52%	455,000	442,886
	Deutsche Bank NY (b)	05/28/2024	0.90%	310,000	295,402
	Federation des Caisses Desjardins du Quebec (a)(b)	09/26/2023	1.95%	700,000	701,810
	Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	550,000	524,576
	Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	4,135,000	4,048,571
	Goldman Sachs Group, Inc.	03/15/2024	3.00%	650,000	649,771
	Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	345,000	321,759
	Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	545,000	499,716
	HSBC Bank Canada (a)(b)	09/10/2023	1.65%	930,000	930,487
	HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	965,000	918,775
	ING Groep NV (b)	04/09/2024	3.55%	540,000	547,096
	ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	525,000	527,793
	JP Morgan Chase & Co.	01/25/2023	3.20%	1,060,000	1,071,186
	JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	160,000	155,663
	JP Morgan Chase & Co. (SOFR + 0.420%) (c)	02/16/2025	0.56%	345,000	329,940
	JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	1,020,000	973,425
	JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	370,000	342,457
	JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	625,000	573,393
	Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	660,000	639,991
	Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	545,000	527,474
	Morgan Stanley	01/23/2023	3.13%	880,000	888,650
	Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	1,285,000	1,264,478
	Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	1,060,000	1,038,541
	Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	475,000	451,629
	NatWest Markets PLC (a)(b)	05/21/2023	2.38%	370,000	368,118
	NatWest Markets PLC (a)(b)	08/12/2024	0.80%	400,000	376,876
	Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	405,000	396,555
	Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	250,000	238,136
	Toronto-Dominion Bank (b)	09/10/2024	0.70%	495,000	470,214
	Toronto-Dominion Bank (b)	09/10/2026	1.25%	625,000	575,424
	Truist Financial Corp.	08/05/2025	1.20%	160,000	150,836
	UBS AG/London (a)(b)	06/01/2023	0.38%	440,000	431,100
	UBS AG/London (a)(b)	08/09/2024	0.70%	400,000	379,590
	UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	194,647
					35,434,085
	Chemicals: 0.05%
	Westlake Chemical Corp.	08/15/2024	0.88%	190,000	182,361

	Cosmetics & Personal Care: 0.34%
	GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	1,295,000	1,292,700

	Diversified Financial Services: 1.05%
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	550,000	526,788
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	1,190,000	1,124,908
	AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	850,000	833,864
	AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	385,000	352,416
	Air Lease Corp.	07/03/2023	3.88%	230,000	232,419
	Air Lease Corp.	02/01/2024	4.25%	200,000	202,294
	Capital One Bank	02/15/2023	3.38%	290,000	292,193
	Charles Schwab Corp.	03/03/2027	2.45%	185,000	179,844
	Private Export Funding Corp.	06/15/2025	3.25%	200,000	203,405
					3,948,131
	Electric: 0.38%
	Eversource Energy	08/15/2025	0.80%	80,000	73,690
	Exelon Generation Co. LLC	06/01/2025	3.25%	75,000	74,664
	Southern California Edison Co.	08/01/2023	0.70%	515,000	501,883
	Southern California Edison Co.	04/01/2024	1.10%	700,000	675,995
	Southern California Edison Co.	02/01/2026	1.20%	135,000	124,233
					1,450,465
	Entertainment: 0.38%
	Magallanes, Inc. (a)	03/15/2025	3.64%	760,000	765,661
	Magallanes, Inc. (a)	03/15/2027	3.76%	685,000	684,705
					1,450,366
	Food: 0.17%
	Conagra Brands, Inc.	08/11/2023	0.50%	245,000	237,283
	McCormick & Co., Inc.	08/15/2024	3.15%	170,000	170,595
	Mondelez International, Inc.	03/17/2024	2.13%	245,000	243,375
					651,253
	Healthcare - Products: 1.02%
	Baxter International, Inc. (a)	11/29/2024	1.32%	1,255,000	1,199,563
	DH Europe Finance II Sarl (b)	11/15/2024	2.20%	510,000	500,045
	PerkinElmer, Inc.	09/15/2024	0.85%	1,200,000	1,139,424
	Thermo Fisher Scientific, Inc.	10/18/2024	1.22%	775,000	745,971
	Zimmer Biomet Holdings, Inc.	11/22/2024	1.45%	285,000	273,597
					3,858,600
	Healthcare - Services: 0.44%
	HCA, Inc. (a)	03/15/2027	3.13%	265,000	259,314
	Humana, Inc.	08/03/2023	0.65%	955,000	932,153
	UnitedHealth Group, Inc.	05/15/2024	0.55%	475,000	455,386
					1,646,853
	Insurance: 0.96%
	Berkshire Hathaway Finance Corp.	03/15/2027	2.30%	390,000	383,298
	Equitable Financial Life Global (a)	11/17/2023	0.50%	150,000	144,764
	Equitable Financial Life Global (a)	07/07/2025	1.40%	490,000	460,539
	Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	645,000	610,732
	Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	475,000	444,607
	Principal Life Global Funding II (a)	04/12/2024	0.75%	620,000	593,028
	Principal Life Global Funding II (a)	01/12/2026	0.88%	485,000	443,185
	Protective Life Global Funding (a)	07/05/2024	0.78%	575,000	546,051
					3,626,204
	Miscellaneous Manufacturing: 0.15%
	Parker-Hannifin Corp.	06/14/2024	2.70%	295,000	292,898
	Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	260,000	261,424
					554,322
	Oil & Gas: 0.09%
	Phillips 66	02/15/2024	0.90%	345,000	334,090

	Packaging & Containers: 0.28%
	Amcor Finance, Inc.	04/28/2026	3.63%	595,000	604,375
	Berry Global, Inc.	02/15/2024	0.95%	480,000	459,845
					1,064,220
	Pharmaceuticals: 1.05%
	AbbVie, Inc.	11/21/2022	2.30%	350,000	351,122
	AbbVie, Inc.	11/21/2024	2.60%	1,245,000	1,237,173
	AbbVie, Inc.	05/14/2026	3.20%	235,000	235,910
	Astrazeneca Finance LLC	05/28/2024	0.70%	790,000	759,763
	CVS Health Corp.	08/12/2024	3.38%	615,000	622,550
	Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	750,000	768,940
					3,975,458
	Pipelines: 0.47%
	Enbridge, Inc. (b)	02/14/2025	2.50%	300,000	293,446
	Energy Transfer Operating LP	05/15/2025	2.90%	175,000	171,374
	MPLX LP	03/01/2026	1.75%	570,000	534,759
	ONEOK, Inc.	09/01/2024	2.75%	220,000	218,862
	TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	580,000	551,550
					1,769,991
	Real Estate Investment Trusts: 0.59%
	American Tower Corp.	09/15/2025	1.30%	965,000	900,035
	Brixmor Operating Partnership LP	06/15/2024	3.65%	250,000	251,999
	Camden Property Trust	12/15/2022	2.95%	120,000	120,494
	Crown Castle International Corp.	07/15/2025	1.35%	195,000	182,017
	SITE Centers Corp.	02/01/2025	3.63%	190,000	190,305
	SITE Centers Corp.	06/01/2027	4.70%	580,000	601,183
					2,246,033
	Retail: 0.04%
	Genuine Parts Co.	02/01/2025	1.75%	160,000	152,939

	Software: 0.21%
	Roper Technologies, Inc.	09/15/2024	2.35%	220,000	216,707
	VMware, Inc.	08/15/2024	1.00%	595,000	567,807
					784,514
	Telecommunications: 0.88%
	NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	435,000	412,032
	NTT Finance Corp. (a)(b)	04/03/2026	1.16%	560,000	516,966
	T-Mobile USA, Inc.	04/15/2025	3.50%	1,105,000	1,113,523
	Verizon Communications, Inc.	11/20/2025	0.85%	920,000	852,336
	Verizon Communications, Inc.	03/20/2026	1.45%	450,000	423,591
					3,318,448
	Transportation: 0.29%
	Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	1,145,000	1,098,904
	TOTAL CORPORATE BONDS (Cost $73,984,963)				71,693,999

	MORTGAGE BACKED SECURITIES: 11.10%
	ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	1.30%	334,054	331,609
	Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	1.55%	600,000	585,652
	Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	412,804
	BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	1.45%	1,250,000	1,239,478
	BIG Commercial Mortgage Trust, 2022-BIG A (TSFR1M + 1.342%) (a)(c)	02/16/2027	1.64%	1,400,000	1,389,471
	BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.35%	335,000	329,565
	BX Commercial Mortgage Trust
	Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	1.13%	410,000	399,951
	Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.32%	429,632	427,761
	Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	1.32%	1,000,000	983,728
	Comm Mortgage Trust
	Series 2013-CR6 A4	03/10/2046	3.10%	185,000	185,283
	Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	996,514
	Series 2013-CR10 A4 (d)	08/10/2046	4.21%	185,000	187,623
	Series 2013-CR11 B (d)	08/12/2050	5.11%	575,000	585,969
	Connecticut Avenue Securities Trust
	Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	0.95%	1,026,027	1,013,067
	Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	1.10%	487,891	482,952
	Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.20%	1,385,000	1,387,146
	Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.38%	1,000,000	994,600
	ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	1.52%	950,000	930,344
	EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	1.15%	950,000	930,337
	Fannie Mae Aces
	Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	1.06%	274,395	274,406
	Series 2014-M11 1A (d)	08/25/2024	3.12%	501,685	503,836
	Fannie Mae Connecticut Avenue Securities
	Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.46%	40,436	40,638
	Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.66%	304,931	306,433
	Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.91%	349,015	347,094
	Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	1.00%	683,856	676,590
	Freddie Mac STACR REMIC Trust
	Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	1.75%	210,000	206,591
	Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	1.10%	1,500,000	1,473,543
	Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.15%	1,300,000	1,303,292
	Freddie Mac STACR Trust
	Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.61%	395,164	396,129
	Series 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	1.46%	600,000	593,861
	Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.56%	252,666	253,764
	Freddie Mac Structured Agency Credit Risk Debt Notes
	Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	0.95%	1,100,000	1,078,820
	Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	1.40%	1,321,395	1,313,425
	Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.86%	400,000	399,001
	Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.86%	590,286	582,157
	FRESB Multifamily Mortgage Pass Through Certificates
	Series 2016-SB17 A7F (d)	05/25/2023	2.15%	477,060	472,933
	Series 2017-SB31 A7F (d)	01/25/2024	2.46%	631,809	627,004
	Series 2017-SB32 A7F (d)	04/25/2024	2.44%	384,533	377,592
	Series 2019-SB67 A5F (d)	07/25/2024	2.09%	703,192	685,621
	GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	1.20%	750,000	737,231
	GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	1.65%	950,000	931,344
	GS Mortgage Securities Trust
	Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	997,242
	Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	1,000,824
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	1.20%	803,162	790,323
	Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	518,389
	Series 2014-C22 AS	09/17/2047	4.11%	685,000	684,370
	Series 2013-C10 AS	12/17/2047	3.37%	200,000	201,118
	MTN Commercial Mortgage Trust, 2022-LPFL A (TSFR1M + 1.397%) (a)(c)	03/15/2039	1.45%	1,500,000	1,493,421
	Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	999,558
	OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	1.11%	750,000	724,850
	PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	1.28%	1,000,000	988,318
	Sequoia Mortgage Trust, 2020-2 A4 (a)(d)	03/25/2050	3.50%	27,805	27,779
	SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	1.95%	1,205,738	1,193,852
	SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	1.22%	1,250,000	1,226,457
	Verus Securitization Trust
	Series 2020-1 A1 (a)(d)	01/25/2060	2.42%	116,558	116,087
	Series 2020-1 A3 (a)(d)	01/25/2060	2.72%	333,594	331,722
	Wells Fargo Commercial Mortgage Trust
	Series 2012-LC5 AS	10/17/2045	3.54%	165,000	165,553
	Series 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	999,629
	WFRBS Commercial Mortgage Trust
	Series 2013-C13 AS	05/17/2045	3.35%	165,000	165,261
	Series 2013-C14 A5	06/15/2046	3.34%	185,000	185,624
	Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,002,842
	Series 2013-C12 AS	03/17/2048	3.56%	780,000	784,092
	TOTAL MORTGAGE BACKED SECURITIES (Cost $42,666,066)				41,972,470

	MUNICIPAL BONDS: 0.63%
	City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	551,304
	Forsyth County School District	02/01/2024	0.92%	230,000	224,099
	Pennsylvania State University	09/01/2023	1.35%	940,000	929,877
	State of Hawaii	08/01/2025	1.03%	720,000	681,679
	TOTAL MUNICIPAL BONDS (Cost $2,445,000)				2,386,959

	U.S. GOVERNMENT AGENCY ISSUES: 10.74%
	Federal Farm Credit Banks	05/10/2023	0.13%	1,105,000	1,084,433
	Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,259,078
	Federal Farm Credit Banks	11/09/2023	0.40%	2,100,000	2,046,010
	Federal Farm Credit Banks	12/01/2023	0.50%	3,480,000	3,385,884
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	01/17/2025	0.39%	1,775,000	1,773,907
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	02/14/2025	0.39%	2,605,000	2,600,859
	Federal Farm Credit Banks	02/14/2025	1.75%	2,680,000	2,628,844
	Federal Home Loan Banks	06/10/2022	2.13%	2,620,000	2,628,159
	Federal Home Loan Banks	06/10/2022	2.75%	3,180,000	3,194,459
	Federal Home Loan Banks	12/09/2022	3.00%	4,500,000	4,550,412
	Federal Home Loan Banks	06/14/2024	1.75%	2,200,000	2,173,757
	Federal Home Loan Banks	12/20/2024	1.00%	1,980,000	1,905,298
	Federal Home Loan Banks	04/14/2025	0.50%	1,700,000	1,604,370
	Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	1,330,000	1,303,764
	Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,657,342
	Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	521,544
	Federal National Mortgage Association	09/06/2022	1.38%	2,310,000	2,314,231
	Federal National Mortgage Association	07/10/2023	0.25%	2,000,000	1,956,927
	Federal National Mortgage Association	07/02/2024	1.75%	1,000,000	987,020
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $41,124,123)				40,576,298

	U.S. GOVERNMENT NOTES: 18.65%
	United States Treasury Note	03/31/2023	0.13%	2,725,000	2,683,167
	United States Treasury Note	03/31/2023	1.50%	760,000	758,427
	United States Treasury Note	05/15/2023	1.75%	2,130,000	2,127,587
	United States Treasury Note	06/30/2023	0.13%	2,210,000	2,161,138
	United States Treasury Note	06/30/2023	2.63%	3,170,000	3,197,490
	United States Treasury Note	08/31/2023	0.13%	3,800,000	3,698,766
	United States Treasury Note	11/30/2023	0.50%	3,470,000	3,374,710
	United States Treasury Note	01/15/2024	0.13%	23,930,000	23,039,166
	United States Treasury Note	05/15/2024	0.25%	15,000	14,348
	United States Treasury Note	06/15/2024	0.25%	3,860,000	3,684,038
	United States Treasury Note	06/30/2024	2.00%	2,390,000	2,369,834
	United States Treasury Note	08/15/2024	0.38%	8,125,000	7,743,506
	United States Treasury Note	09/15/2024	0.38%	6,510,000	6,190,349
	United States Treasury Note	09/30/2024	1.50%	8,620,000	8,424,030
	United States Treasury Note	02/15/2025	7.63%	900,000	1,029,375
	TOTAL U.S. GOVERNMENT NOTES (Cost $72,416,110)				70,495,931

	SHORT TERM INVESTMENTS: 23.51%
	U.S. GOVERNMENT NOTE: 2.26%
	United States Treasury Note	11/30/2022	0.13%	8,610,000	8,543,407
	TOTAL U.S. GOVERNMENT NOTE (Cost $8,573,548)				8,543,407

	MONEY MARKET FUND: 21.25%			Shares
	STIT-Government & Agency Portfolio, Institutional Class, 0.25% (e)(f)			80,306,501	80,306,501
	TOTAL MONEY MARKET FUND (Cost $80,306,501)				80,306,501
	TOTAL SHORT TERM INVESTMENTS (Cost $88,880,049)				88,849,908

	TOTAL INVESTMENTS (Cost $348,188,150): 90.47%				341,959,783
	Other Assets in Excess of Liabilities: 9.53% (g)				36,032,685
	TOTAL NET ASSETS: 100.00%				$377,992,468

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities total $55,477,766 which represents 14.68% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(f)	All or a portion of this security is pledged as collateral for derivative contracts. At March 31, 2022, the value of this collateral totals $369,799.
(g)	Includes assets pledged as collateral and deposits with broker for derivative contracts. At March 31, 2022, the value of these assets totals $27,208,371.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2022 (Unaudited)

			Currency to be Received		Currency to be Delivered
	Notional Amount	Forward Settlement Date	Currency Abbreviation	U.S. $ Notional Amount at March 31, 2022	Currency Abbreviation	U.S. $ Notional Amount on Origination Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
	$17,594,286	06/17/2022	AUD	$17,922,831	USD	$17,594,286	$328,545	$–
	39,354,773	06/17/2022	CAD	39,823,148	USD	39,354,773	468,375	–
	31,945,094	06/17/2022	CHF	32,088,855	USD	31,945,094	143,761	–
	23,418,755	06/17/2022	EUR	23,465,806	USD	23,418,755	47,051	–
	4,700,110	06/17/2022	GBP	4,688,418	USD	4,700,110	–	(11,692)
	19,270,555	06/17/2022	JPY	19,273,702	USD	19,270,555	3,147	–
	22,768,709	06/17/2022	MXN	23,335,032	USD	22,768,709	566,323	–
	14,139,202	06/17/2022	NZD	14,162,490	USD	14,139,202	23,288	–
Total Purchase Contracts				174,760,282		173,191,484	1,580,490	(11,692)

Sale Contracts:
	$18,100,245	06/17/2022	USD	$18,334,222	AUD	$18,100,245	$–	$(233,977)
	31,468,349	06/17/2022	USD	32,252,791	CAD	31,468,349	–	(784,442)
	38,102,128	06/17/2022	USD	38,489,469	CHF	38,102,128	–	(387,341)
	69,784,936	06/17/2022	USD	69,946,879	EUR	69,784,936	–	(161,943)
	39,579,243	06/17/2022	USD	39,542,925	GBP	39,579,243	36,318	–
	74,084,823	06/17/2022	USD	71,941,709	JPY	74,084,823	2,143,114	–
	6,492	06/17/2022	USD	6,691	MXN	6,492	–	(199)
	23,445,921	06/17/2022	USD	23,748,108	NZD	23,445,921	–	(302,187)
Total Sale Contracts				294,262,794		294,572,137	2,179,432	(1,870,089)
Net Forward Currency Contracts				$(119,502,512)		$(121,380,653)	$3,759,922	$(1,881,781)
Net Unrealized Appreciation							$1,878,141

Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2022.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation		Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	331	Jun-23	$90,595,207	$90,581,850	$13,357	$	$ -
90 Day Euro	395	Jun-23	95,659,125	96,413,966	-		(754,841)
Aluminum (a)	163	Jun-22	14,227,863	12,876,023	1,351,840		-
Brent Crude	34	Apr-22	3,560,140	3,699,420	-		(139,280)
CAC 40 10 Euro Index	113	Apr-22	8,322,336	8,273,384	48,952		-
Coffee	56	May-22	4,754,400	5,094,351	-		(339,951)
Copper (a)	62	Jun-22	16,085,125	15,326,055	759,070		-
Corn	501	May-22	18,756,188	17,306,478	1,449,710		-
Cotton No.2	102	May-22	6,920,190	6,410,722	509,468		-
Dollar	94	Jun-22	9,245,840	9,234,309	11,531		-
FTSE 100 Index	260	Jun-22	25,568,283	24,770,767	797,516		-
Gasoline RBOB	26	Apr-22	3,440,783	3,226,610	214,173		-
Gold	72	Jun-22	14,068,800	13,871,618	197,182		-
Hard Red Wheat	173	Jul-22	8,907,338	7,822,796	1,084,542		-
Heating Oil	19	Apr-22	2,681,998	2,564,485	117,513		-
Low Sulphur Gasoil	26	May-22	2,620,800	2,449,205	171,595		-
Nasdaq 100 E-Mini Index	15	Jun-22	4,460,625	4,383,401	77,224		-
Natural Gas	143	Apr-22	8,068,060	7,101,393	966,667		-
S&P 500 E-Mini Index	49	Jun-22	11,100,338	10,867,154	233,184		-
Silver	4	May-22	502,660	501,683	977		-
Soybean	275	May-22	22,250,938	22,678,793	-		(427,855)
Soybean Meal	151	May-22	7,059,250	6,836,988	222,262		-
Soybean Oil	132	May-22	5,539,248	5,314,232	225,016		-
Sugar	102	Apr-22	2,226,538	2,219,632	6,906		-
Swiss Franc	132	Sep-23	42,277,403	42,376,329	-		(98,926)
Wheat	128	May-22	6,438,400	6,211,592	226,808		-
WTI Crude	38	Apr-22	3,810,640	3,961,774	-		(151,134)
Zinc (a)	108	Jun-22	11,308,950	9,850,865	1,458,085		-
Total Purchase Contracts					10,143,578		(1,911,987)

Sale Contracts:
10 Yr Mini JGB	(11)	Jun-22	$1,354,534	$1,350,413	$-		$(4,121)
Aluminum (a)	(163)	Jun-22	14,227,863	14,128,219	-		(99,644)
Australian 10 Yr Bond	(523)	Jun-22	49,602,355	51,273,655	1,671,300		-
Canadian 10 Yr Bond	(441)	Jun-22	46,056,042	46,861,718	805,676		-
Cocoa (ICE)	(105)	May-22	2,440,032	2,494,429	54,397		-
Copper (a)	(62)	Jun-22	16,085,125	15,870,440	-		(214,685)
DAX Index	(23)	Jun-22	9,180,790	9,184,459	3,669		-
Dow Jones Industrial Average Mini E-Cbot Index	(26)	Jun-22	4,500,340	4,278,632	-		(221,708)
Euro-Bobl	(422)	Jun-22	60,157,000	61,055,660	898,660		-
Euro-Bund	(245)	Jun-22	43,002,047	43,587,446	585,399		-
Euro-Schatz	(1,231)	Jun-22	150,799,031	152,174,724	1,375,693		-
Euro-Stoxx 50 Index	(90)	Jun-22	3,806,295	3,823,178	16,883		-
Hang Seng Index	(117)	Apr-22	16,422,389	16,168,030	-		(254,359)
Japanese 10 Yr Bond	(93)	Jun-22	114,359,290	114,269,742	-		(89,548)
Long Gilt	(113)	Jun-22	17,995,625	18,241,564	245,939		-
Nikkei 225 Index (OSE)	(15)	Jun-22	3,429,029	3,426,217	-		(2,812)
Russell 2000 Mini Index	(105)	Jun-22	10,848,600	10,533,649	-		(314,951)
Tokyo Price Index	(15)	Jun-22	2,398,349	2,150,529	-		(247,820)
U.S. 10 Yr Note	(331)	Jun-22	40,671,625	41,437,323	765,698		-
U.S. 2 Yr Note	(26)	Jun-22	5,509,969	5,574,528	64,559		-
U.S. 5 Yr Note	(365)	Jun-22	41,860,938	42,289,698	428,760		-
U.S. Long Bond	(68)	Jun-22	10,204,250	10,301,252	97,002		-
Zinc (a)	(108)	Jun-22	11,308,950	10,347,398	-		(961,552)
Total Sale Contracts					7,013,635		(2,411,200)
Total Futures Contracts					$17,157,213		$(4,323,187)
Net Unrealized Appreciation					$12,834,026

(a)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$25,984,218	$-	$25,984,218
Corporate Bonds	-	71,693,999	-	71,693,999
Mortgage Backed Securities	-	41,972,470	-	41,972,470
Municipal Bonds	-	2,386,959	-	2,386,959
U.S. Government Agency Issues	-	40,576,298	-	40,576,298
U.S. Government Notes	-	70,495,931	-	70,495,931
Short Term Investments	80,306,501	8,543,407	-	88,849,908
Total Investments	$80,306,501	$261,653,282	$-	$341,959,783

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$1,568,798	$-	$1,568,798
Sale	-	309,343	-	309,343
Total Forward Currency Contracts	-	1,878,141	-	1,878,141
Futures Contracts
Long	8,231,591	-	-	8,231,591
Short	4,602,435	-	-	4,602,435
Total Futures Contracts	12,834,026	-	-	12,834,026
Total Other Financial Instruments	$12,834,026	$1,878,141	$-	$14,712,167

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2022.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.